Business Combinations - Anandia Laboratories Inc. ("Anandia") (Details)			1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 22, 2018 CAD ($)	Aug. 08, 2018 CAD ($) shares tranche	Aug. 07, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($) day year	Jun. 30, 2018 CAD ($)
Provisional allocation at acquisition
Intangible assets	$ 141,558,000
Deferred tax liability	(35,389,000)
Goodwill	131,154,000
Adjustments
Intangible assets	8,187,000
Deferred tax liability	32,772,000
Goodwill	(35,658,000)
Final
Intangible assets	149,745,000
Deferred tax liability	(2,617,000)			$ (78,551,000)	$ (78,551,000)	$ (44,450,000)
Goodwill	$ 95,496,000			2,416,940,000	2,416,940,000	721,877,000
Consideration transferred				3,181,453,000	3,181,453,000	850,113,000
Common shares issued				3,036,810,000	3,036,810,000	707,122,000
Share purchase warrants issued				$ 19,565,000	19,565,000	$ 136,000
Anandia Laboratories Inc. (“Anandia”)
Provisional allocation at acquisition
Intangible assets		$ 30,900,000
Deferred tax liability		(7,422,000)
Goodwill		57,595,000
Adjustments
Intangible assets		(1,200,000)
Deferred tax liability		367,000
Goodwill		876,000
Final
Intangible assets		29,700,000
Deferred tax liability		(7,055,000)
Goodwill		58,471,000
Consideration transferred		$ 98,153,000
Number of shares issues for acquisition (in shares) | shares		12,716,482
Common shares issued		$ 78,588,000
Number of purchase warrants issued (in shares) | shares		6,358,210
Share purchase warrants issued		$ 19,565,000
Exercise price of warrants (in CAD per share)		9.37
Gross contingent consideration accounted for as post-combination services		$ 10,000,000
Number of tranches to paid out on additional share consideration | tranche		3
Share-based compensation					$ 7,400,000
Discount rate					2.20%
Dividend yield				0.00%	0.00%
Historical stock price volatility					89.90%
Volume weighted average price					$ 7.13
Volume weighted average price, consecutive trading days | day					20
Term of consideration | year					4
Revenue of combined entity as if combination occurred at beginning of period				$ 3,000,000
Loss of combined entity as if combination occurred at beginning of period				$ 6,200,000
Revenue of acquiree prior to acquisition date			$ 200,000
Profit (loss) of acquiree prior to acquisition date			$ (2,500,000)